Schedule of Investments PIMCO Global StocksPLUS® & Income Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 24.3%
AP Core Holdings LLC 10.340% (LIBOR01M + 5.500%) due 09/01/2027 ~		$430	$420
Carnival Corp. 7.840% (LIBOR01M + 3.000%) due 06/30/2025 ~		394	390
Diamond Sports Group LLC 12.775% (LIBOR03M + 8.150%) due 05/25/2026 ~		1,293	1,221
Envision Healthcare Corp.
12.701% due 04/29/2027		1,015	1,005
16.326% due 04/28/2028		2,538	1,889
Forbes Energy Services LLC TBD% due 06/30/2023 «		80	0
Gateway Casinos & Entertainment Ltd.
12.803% due 10/15/2027		1,107	1,097
13.073% due 10/18/2027	CAD	241	177
Intelsat Jackson Holdings SA 9.082% due 02/01/2029		$635	630
Lealand Finance Co. BV 7.840% (LIBOR01M + 3.000%) due 06/28/2024 ~		7	5
Lealand Finance Co. BV (5.840% Cash and 3.000% PIK) 8.840% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)		66	44
Market Bidco Ltd. 9.427% due 11/04/2027	GBP	1,039	1,137
Poseidon Bidco SASU 8.265% (EUR003M + 5.250%) due 07/14/2028 «~	EUR	1,000	1,052
Promotora de Informaciones SA 7.750% (EUR003M + 5.000%) due 06/30/2026 «~		1,800	1,942
PUG LLC 8.340% (LIBOR01M + 3.500%) due 02/12/2027 ~		$6	4
Redstone Holdco 2 LP 9.568% (LIBOR03M + 4.750%) due 04/27/2028 ~		1,233	975
Softbank Vision Fund 5.000% due 12/21/2025 «		843	794
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 06/30/2023 ~(b)	EUR	2,439	1,746
Syniverse Holdings, Inc. 11.898% due 05/13/2027		$2,087	1,858
Team Health Holdings, Inc. 7.590% (LIBOR01M + 2.750%) due 02/06/2024 ~		1,080	929
U.S. Renal Care, Inc.
9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~		1,090	745
10.375% (LIBOR01M + 5.500%) due 06/26/2026 ~		797	545
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		1,341	1,010
Windstream Services LLC TBD% - 11.157% due 09/21/2027 «		233	212

Total Loan Participations and Assignments (Cost $23,070)			19,827

CORPORATE BONDS & NOTES 36.0%
BANKING & FINANCE 11.7%
ADLER Group SA
2.250% due 04/27/2027	EUR	100	41
Ambac Assurance Corp. 5.100% due 12/31/2099 (i)		$13	18
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (m)	EUR	300	280
2.625% due 04/28/2025 (m)		739	733
3.625% due 09/24/2024		600	620
7.677% due 01/18/2028 •		100	91
8.000% due 01/22/2030 •		390	379
8.500% due 09/10/2030 •		200	195
10.500% due 07/23/2029 (m)		634	668
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	100	25
Corestate Capital Holding SA
1.375% due 11/28/2049 ^	EUR	100	17
3.500% due 04/15/2023 ^(c)		600	108
Credit Agricole SA 7.875% due 01/23/2024 •(i)(j)		$200	197
Credit Suisse AG AT1 Claim ^		200	11

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

Credit Suisse Group AG 7.750% due 03/01/2029 •	EUR	800	950
Hestia Re Ltd. 14.184% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		$250	206
Huarong Finance Co. Ltd. 3.875% due 11/13/2029 (m)		200	139
Sanders Re Ltd. 16.434% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		250	228
Societe Generale SA
6.446% due 01/10/2029 •		200	201
6.691% due 01/10/2034 •		900	921
SVB Financial Group
1.800% due 02/02/2031 ^(c)		280	160
4.345% due 04/29/2028 ^(c)		100	61
4.570% due 04/29/2033 ^(c)		200	116
Uniti Group LP
6.000% due 01/15/2030		1,127	661
10.500% due 02/15/2028		440	427
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		2,706	2,138

			9,591

INDUSTRIALS 21.2%
Altice Financing SA 5.750% due 08/15/2029 (m)		900	716
Carvana Co. 10.250% due 05/01/2030		400	228
CGG SA
7.750% due 04/01/2027 (m)	EUR	132	122
8.750% due 04/01/2027 (m)		$1,887	1,576
DISH DBS Corp. 5.250% due 12/01/2026 (m)		1,800	1,440
DTEK Energy BV (3.500% Cash and 4.000% PIK) 7.500% due 12/31/2027 (b)		738	218
Exela Intermediate LLC 11.500% due 07/15/2026		17	2
HCA, Inc. 7.500% due 11/15/2095		300	330
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (m)		2,525	2,321
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	100	84
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (m)		$1,200	1,087
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		10	12
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/01/2023 (f)(i)		322	0
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		232	206
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		149	123
5.750% due 09/30/2039 (m)		1,648	1,566
U.S. Renal Care, Inc. 10.625% due 07/15/2027		2,161	571
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)		2	2
Vale SA 3.202% due 12/29/2049 ~(i)	BRL	20,000	1,398
Viking Cruises Ltd. 13.000% due 05/15/2025 (m)		$1,301	1,375
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)(m)		4,431	3,943

			17,320

UTILITIES 3.1%
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		517	287
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		804	185
Oi SA 10.000% due 07/27/2025 ^(c)		3,513	275
Pacific Gas & Electric Co.
4.200% due 03/01/2029 (m)		500	458
4.300% due 03/15/2045 (m)		827	624
4.450% due 04/15/2042 (m)		34	27
Peru LNG SRL 5.375% due 03/22/2030 (m)		200	160
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)		393	398

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

9.250% due 07/06/2024	123	125

		2,539

Total Corporate Bonds & Notes (Cost $36,326)		29,450

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
DISH Network Corp. 3.375% due 08/15/2026 (m)	600	312

Total Convertible Bonds & Notes (Cost $600)		312

MUNICIPAL BONDS & NOTES 1.3%
PUERTO RICO 0.3%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	421	184
0.000% due 11/01/2051	192	65

		249

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	8,800	781

Total Municipal Bonds & Notes (Cost $1,245)		1,030

U.S. GOVERNMENT AGENCIES 48.0%
Fannie Mae
0.000% due 06/25/2044 •	224	147
1.155% due 11/25/2049 •(a)	111	16
1.205% due 03/25/2037 •(a)	116	10
1.305% due 11/25/2039 •(a)	116	9
1.455% due 01/25/2038 •(a)	184	15
1.535% due 03/25/2037 •(a)	138	12
1.555% due 12/25/2037 ~(a)	176	12
1.565% due 06/25/2037 •(a)	66	4
1.605% due 04/25/2037 •(a)	361	34
1.755% due 11/25/2035 •(a)	29	1
1.955% due 11/25/2036 •(a)	665	73
2.355% due 02/25/2037 •(a)	126	14
3.000% due 04/25/2050 (a)	11,928	1,742
7.000% due 12/25/2023	4	4
8.246% due 12/25/2042 ~	31	32
10.595% due 07/25/2029 •(m)	220	241
Freddie Mac
0.700% due 11/25/2055 ~(a)	5,485	362
1.305% due 05/25/2050 •(a)	1,134	143
1.756% due 03/15/2037 •(a)	301	27
1.886% due 09/15/2036 •(a)	167	15
1.896% due 09/15/2036 •(a)	339	33
9.995% due 10/25/2029 •(m)	250	268
Ginnie Mae 1.339% due 12/20/2048 •(a)	900	95
Ginnie Mae, TBA
3.500% due 04/01/2053	3,300	3,094
4.500% due 05/01/2053	1,600	1,576
Uniform Mortgage-Backed Security 3.500% due 03/01/2048 - 04/01/2048	380	359
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2053	150	130
3.000% due 05/01/2053	1,650	1,482
3.500% due 05/01/2053	23,800	22,131
4.000% due 04/01/2053	1,650	1,578
4.500% due 05/01/2053	1,800	1,764
6.000% due 05/01/2053	3,300	3,366
6.500% due 05/01/2053	400	412

Total U.S. Government Agencies (Cost $39,126)		39,201

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.1%
Banc of America Funding Trust
3.000% due 12/20/2034 ~	190	133
3.257% due 03/20/2036 ~	123	108
5.846% due 01/25/2037 ^~	95	85
Banc of America Mortgage Trust 6.000% due 07/25/2046 ^	1	1
Bear Stearns Adjustable Rate Mortgage Trust 3.564% due 07/25/2036 ^~	81	70
Bear Stearns ALT-A Trust
3.139% due 04/25/2035 ~	90	73
3.895% due 11/25/2035 ^~	70	55
3.964% due 09/25/2035 ^~	66	41

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

Bear Stearns Asset-Backed Securities Trust 7.573% due 03/25/2036 ^~(m)	1,632	889
Bear Stearns Commercial Mortgage Securities Trust 5.074% due 02/11/2041 ~	138	138
Bear Stearns Structured Products, Inc. Trust
3.649% due 12/26/2046 ^~	160	121
3.947% due 01/26/2036 ^~	314	245
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	120	111
CD Mortgage Trust 5.688% due 10/15/2048	66	59
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.145% due 08/25/2035 •	31	28
5.525% due 10/25/2034 •	2	2
Citigroup Commercial Mortgage Trust 5.084% due 12/10/2049 ~(m)	466	214
Citigroup Mortgage Loan Trust
3.864% due 11/25/2035 ~(m)	1,058	596
4.524% due 03/25/2037 ^~	53	51
Commercial Mortgage Loan Trust 6.210% due 12/10/2049 ~	266	67
Connecticut Avenue Securities Trust 7.660% due 10/25/2041 •(m)	900	851
Countrywide Alternative Loan Trust
2.305% due 07/25/2036 •(a)	758	128
3.170% due 10/25/2035 ^~	76	61
3.973% due 02/25/2037 ^~	65	54
5.195% due 05/25/2036 ^•(m)	1,185	366
5.325% due 12/25/2046 ^~	50	31
5.500% due 08/25/2034	182	174
5.500% due 02/25/2036 ^	12	8
5.505% due 10/25/2035 ~	420	290
6.250% due 09/25/2034	28	27
6.475% due 07/25/2035 •(m)	410	396
6.500% due 08/25/2036 ^(m)	991	352
Countrywide Home Loan Mortgage Pass-Through Trust
2.957% due 10/20/2035 ~	9	8
3.585% due 03/25/2037 ^~	220	165
3.804% due 10/20/2035 ^~	31	29
3.851% due 10/20/2035 ^~	68	61
5.325% due 03/25/2036 •	100	88
5.500% due 08/25/2035 ^	12	7
5.625% due 02/25/2035 •	50	41
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 11/25/2036	96	83
Extended Stay America Trust 8.385% due 07/15/2038 ~(m)	976	919
First Horizon Alternative Mortgage Securities Trust 4.523% due 11/25/2036 ^~	153	107
First Horizon Mortgage Pass-Through Trust 4.186% due 01/25/2037 ^~	192	119
Freddie Mac 12.060% due 10/25/2041 •(m)	1,200	1,118
GSR Mortgage Loan Trust 3.822% due 04/25/2035 ~	73	64
HarborView Mortgage Loan Trust
3.252% due 11/19/2034 ~	46	39
3.458% due 08/19/2036 ^~	2	2
4.525% due 02/25/2036 ^~	15	5
5.361% due 04/19/2034 •	3	3
HSI Asset Loan Obligation Trust 4.082% due 01/25/2037 ^~	109	75
IndyMac INDX Mortgage Loan Trust
2.923% due 06/25/2037 ^~	279	246
5.385% due 06/25/2037 ^•	468	511
5.405% due 03/25/2035 •	4	3
JP Morgan Mortgage Trust
4.292% due 04/25/2037 ^~	157	123
5.500% due 01/25/2036 ^	25	13
MASTR Adjustable Rate Mortgages Trust
3.924% due 10/25/2034 ~	58	51
4.108% due 11/25/2035 ^~	322	189
Merrill Lynch Alternative Note Asset Trust 4.985% due 01/25/2037 •	628	190
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.385% due 07/25/2036 •	171	66
RBSSP Resecuritization Trust 5.000% due 09/26/2036 ~(m)	904	660
Residential Accredit Loans, Inc. Trust
4.193% due 12/26/2034 ^~	69	58
4.930% due 01/25/2036 ^~	344	261
6.000% due 09/25/2035 ^	255	92
6.000% due 08/25/2036 ^	108	88
Structured Adjustable Rate Mortgage Loan Trust
3.624% due 04/25/2036 ^~	157	94
3.635% due 09/25/2035 ~	35	25

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

3.636% due 09/25/2036 ^~		131	87
4.115% due 01/25/2036 ^~		194	118
4.538% due 05/25/2035 ^•(m)		739	556
Structured Asset Mortgage Investments Trust
5.305% due 02/25/2036 •(m)		157	128
5.405% due 02/25/2036 ^•		107	87
SunTrust Adjustable Rate Mortgage Loan Trust 4.071% due 01/25/2037 ^~		33	24
Tharaldson Hotel Portfolio Trust 8.190% due 11/11/2034 •(m)		1,205	1,136
WaMu Mortgage Pass-Through Certificates Trust
3.489% due 12/25/2036 ^~(m)		176	153
3.884% due 07/25/2037 ^~		47	43
Wells Fargo Commercial Mortgage Trust 4.928% due 12/15/2039 ~		1,065	939
Wells Fargo-RBS Commercial Mortgage Trust 0.241% due 12/15/2046 ~(a)(m)		30,000	53

Total Non-Agency Mortgage-Backed Securities (Cost $16,693)			14,752

ASSET-BACKED SECURITIES 8.4%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	250	79
Apidos CLO 0.000% due 07/22/2026 ~		$500	1
Avoca CLO DAC 0.000% due 07/15/2032 ~	EUR	1,000	618
Bear Stearns Asset-Backed Securities Trust 6.500% due 08/25/2036 ^		$519	237
Belle Haven ABS CDO Ltd. 5.032% due 07/05/2046 •		34,966	329
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		1,421	200
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		1,700	438
Carlyle Global Market Strategies Euro CLO DAC
0.000% due 04/15/2027 ~	EUR	900	281
0.000% due 01/25/2032 ~		300	95
Carlyle US CLO Ltd. 0.000% due 10/15/2031 ~		$600	186
Carrington Mortgage Loan Trust 4.995% due 08/25/2036 •		37	35
Citigroup Mortgage Loan Trust 5.005% due 01/25/2037 •		128	44
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		365	114
Countrywide Asset-Backed Certificates 5.945% due 09/25/2034 •		26	24
Lehman XS Trust 4.303% due 05/25/2037 ^þ		24	23
Marlette Funding Trust
0.000% due 12/15/2028 «(f)		2	117
0.000% due 04/16/2029 «(f)		2	103
0.000% due 07/16/2029 «(f)		2	180
Morgan Stanley ABS Capital, Inc. Trust 4.905% due 05/25/2037 •		52	45
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(f)		1	317
0.000% due 10/15/2048 «(f)		2	464
0.000% due 02/16/2055 «(f)		0	252
Soundview Home Loan Trust 4.965% due 11/25/2036 •		155	44
South Coast Funding Ltd.
0.476% due 01/06/2041 •		393	76
0.476% due 01/06/2041 • (m)		11,064	2,132
Structured Asset Securities Corp. Mortgage Loan Trust 5.295% due 06/25/2035 •		14	14
Symphony CLO Ltd. 9.392% due 07/14/2026 •		400	396
Washington Mutual Asset-Backed Certificates Trust 4.433% due 10/25/2036 •		81	31

Total Asset-Backed Securities (Cost $18,530)			6,875

SOVEREIGN ISSUES 2.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		512	129
1.000% due 07/09/2029		97	27
1.500% due 07/09/2035 þ		563	137
3.500% due 07/09/2041 þ(m)		905	254
3.875% due 01/09/2038 þ(m)		1,597	498
15.500% due 10/17/2026 (m)	ARS	8,480	5
Autonomous City of Buenos Aires 74.828% (BADLARPP + 3.750%) due 02/22/2028 ~		449	1
Provincia de Buenos Aires 73.663% due 04/12/2025 (m)		79,631	170

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	73	75
3.900% due 01/30/2033		162	173
4.000% due 01/30/2037		127	134
4.200% due 01/30/2042		159	171
Russia Government International Bond 5.625% due 04/04/2042 (c)		$200	128
Ukraine Government International Bond 4.375% due 01/27/2032 ^(c)	EUR	89	17
Venezuela Government International Bond
8.250% due 10/13/2024 ^(c)		$4	0
9.250% due 09/15/2027 ^(c)		62	7

Total Sovereign Issues (Cost $4,177)			1,926

		SHARES
COMMON STOCKS 2.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)		97,913	118

CONSUMER DISCRETIONARY 0.2%
iHeartMedia, Inc. 'A' (d)		22,927	89
iHeartMedia, Inc. 'B' «(d)		17,837	63

			152

ENERGY 0.0%
Axis Energy Services 'A' «(d)(k)		514	17

FINANCIALS 1.4%
Banca Monte dei Paschi di Siena SpA (d)		123,500	268
Intelsat Emergence SA «(d)(k)		34,279	840

			1,108

INDUSTRIALS 0.5%
Neiman Marcus Group Ltd. LLC «(d)(k)		516	80
Sierra Hamilton Holder LLC «(d)(k)		100,456	0
Syniverse Holdings, Inc. «(k)		308,008	290
Voyager Aviation Holdings LLC «(d)		377	0
Westmoreland Mining Holdings «(d)(k)		13,224	40

			410

Total Common Stocks (Cost $4,810)			1,805

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)		3,671	23

Total Rights (Cost $0)			23

WARRANTS 0.9%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		236	0
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		3,580	25

			25

INFORMATION TECHNOLOGY 0.9%
Windstream Holdings LLC - Exp. 9/21/2055 «		52,536	712

Total Warrants (Cost $1,166)			737

PREFERRED SECURITIES 4.8%
FINANCIALS 4.2%
AGFC Capital Trust 6.542% (US0003M + 1.750%) due 01/15/2067 ~(m)		1,000,000	567
Charles Schwab Corp. 4.000% due 12/01/2030 •(i)		200,000	158
OCP CLO Ltd. 0.000% due 04/26/2028 (f)		1,400	695
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)		1,890,000	1,979

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

SVB Financial Group 4.700% due 11/15/2031 ^(c)(i)		11,000	1

			3,400

INDUSTRIALS 0.6%
Voyager Aviation Holdings LLC «		2,260	524

Total Preferred Securities (Cost $5,292)			3,924

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
CBL & Associates Properties, Inc.		2,842	73
Uniti Group, Inc.		32,667	116

Total Real Estate Investment Trusts (Cost $246)			189

		PRINCIPAL AMOUNT (000s)

SHORT-TERM INSTRUMENTS 24.8%
REPURCHASE AGREEMENTS (l) 23.6%			19,253

ARGENTINA TREASURY BILLS 0.2%
20.693% due 05/19/2023 - 09/18/2023 (e)(f)(g)(h)	ARS	54,673	132

U.S. TREASURY BILLS 1.0%
4.729% due 04/25/2023 (e)(f)(o)(q)		$830	828

Total Short-Term Instruments (Cost $20,241)			20,213

Total Investments in Securities (Cost $171,521)			140,264

Total Investments 171.8% (Cost $171,522)			$140,264
Financial Derivative Instruments (n)(p) 8.6%(Cost or Premiums, net $(541))			7,031
Other Assets and Liabilities, net (80.4)%			(65,649)

Net Assets 100.0%			$81,646

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'	07/01/2021	$8	$17	0.02
Intelsat Emergence SA	06/19/2017 - 02/23/2022	2,403	840	1.02
Neiman Marcus Group Ltd. LLC	09/25/2020	0	80	0.10
Sierra Hamilton Holder LLC	07/31/2017	26	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2022	302	290	0.36
Westmoreland Mining Holdings	12/08/2014 - 08/05/2016	370	40	0.05

$3,109	$1,267	1.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$1,053	U.S. Treasury Bills 0.000% due 03/21/2024	$(1,074)	$1,053	$1,053
SAL	4.900	03/31/2023	04/03/2023	18,200	U.S. Treasury Notes 0.250% due 09/30/2025	(18,590)	18,200	18,207

Total Repurchase Agreements	$(19,664)	$19,253	$19,260

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	4.800%	10/11/2022	04/11/2023	$(3,306)	$(3,383)
5.500	03/14/2023	07/14/2023	(2,093)	(2,099)
5.520	03/23/2023	07/21/2023	(480)	(481)
5.550	01/09/2023	07/10/2023	(152)	(154)
5.550	03/01/2023	07/31/2023	(578)	(581)
5.919	01/09/2023	05/10/2023	(417)	(423)
5.970	03/09/2023	07/07/2023	(311)	(312)
6.169	01/06/2023	05/08/2023	(592)	(600)
6.169	01/09/2023	05/10/2023	(184)	(187)
6.270	03/09/2023	07/07/2023	(714)	(717)
BRC	5.685	01/11/2023	04/14/2023	(591)	(599)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

6.050	01/17/2023	07/19/2023	(186)	(188)
6.140	01/30/2023	08/30/2023	(2,257)	(2,282)
BYR	5.520	03/30/2023	10/19/2023	(111)	(111)
5.540	03/23/2023	09/20/2023	(230)	(230)
CDC	5.370	02/13/2023	08/11/2023	(647)	(651)
5.430	01/09/2023	04/12/2023	(139)	(140)
DBL	3.130	03/22/2023	TBD(3)	EUR	(103)	(112)
6.386	03/14/2023	05/12/2023	$(1,474)	(1,479)
JML	2.500	09/14/2022	TBD(3)	EUR	(169)	(185)
2.500	10/14/2022	TBD(3)	(288)	(314)
3.050	09/14/2022	TBD(3)	(457)	(500)
3.050	10/14/2022	TBD(3)	(337)	(367)
3.050	02/07/2023	05/10/2023	(1,617)	(1,762)
5.000	03/24/2023	05/05/2023	$(345)	(346)
5.200	03/24/2023	05/05/2023	(332)	(333)
5.250	03/24/2023	05/05/2023	(851)	(852)
JPS	6.023	02/01/2023	07/31/2023	(847)	(856)
MEI	5.650	03/23/2023	07/21/2023	(588)	(589)
NOM	5.500	03/24/2023	TBD(3)	(284)	(285)
NXN	5.560	03/30/2023	07/28/2023	(1,451)	(1,452)
RBC	5.760	03/13/2023	07/13/2023	(752)	(755)
RDR	4.970	02/13/2023	04/13/2023	(444)	(447)
5.480	03/30/2023	05/30/2023	(858)	(858)
SOG	5.260	01/12/2023	05/12/2023	(105)	(107)
5.380	02/06/2023	08/03/2023	(153)	(154)
ULO	5.290	01/17/2023	04/17/2023	(699)	(707)
5.550	02/03/2023	08/03/2023	(1,475)	(1,488)

Total Reverse Repurchase Agreements	$(27,086)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2053	$800	$(660)	$(662)

Total Short Sales (0.8)%	$(660)	$(662)

(m)	Securities with an aggregate market value of $117,649 and cash of $156 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(40,281) at a weighted average interest rate of 3.435%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CME E-mini S&P 500 April 2023 Futures	$3,790.000	04/21/2023	189	$9	$419	$59

Total Purchased Options	$419	$59

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME E-mini S&P 500 April 2023 Futures	$3,990.000	04/21/2023	189	$9	$(913)	$(1,611)

Total Written Options	$(913)	$(1,611)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index June Futures	06/2023	199	$41,171	$2,265	$574	$0

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	5	$(1,196)	$20	$0	$0
3-Month SOFR Active Contract December Futures	03/2025	1	(242)	2	0	0
3-Month SOFR Active Contract December Futures	03/2026	1	(243)	2	0	0
3-Month SOFR Active Contract June Futures	09/2024	2	(482)	6	0	0
3-Month SOFR Active Contract June Futures	09/2025	2	(485)	4	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	4	(961)	14	0	(1)
3-Month SOFR Active Contract March Futures	06/2025	2	(485)	4	0	(1)
3-Month SOFR Active Contract March Futures	06/2026	1	(243)	2	0	0
3-Month SOFR Active Contract September Futures	12/2024	2	(484)	5	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(243)	2	0	0

$61	$0	$(3)

Total Futures Contracts	$2,326	$574	$(3)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2027	2.892%	$800	$83	$(20)	$63	$2	$0

INTEREST RATE SWAPS
Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	600	$123	$230	$353	$4	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$3,700	0	46	46	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	1,900	0	23	23	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	300	0	6	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	25,500	(1,032)	(1,880)	(2,912)	57	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	340	(36)	3	(33)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	220	(9)	(19)	(28)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	40	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052	5,400	468	1,121	1,589	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	6,000	713	753	1,466	0	(60)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	300	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025	200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025	200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025	600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025	1,000	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025	500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025	500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025	1,000	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027	300	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027	100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027	100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027	100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027	300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027	800	0	(2)	(2)	0	0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	4,900	369	(442)	(73)	0	(1)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044	600	(107)	110	3	0	(1)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	$3,000	8	158	166	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	4,400	(73)	139	66	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	1,250	(14)	146	132	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	600	(7)	75	68	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	4,400	(78)	505	427	0	(17)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	500	0	48	48	0	(2)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	400	(15)	82	67	0	(2)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	2,229	(211)	(225)	(436)	9	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048	1,900	(6)	(86)	(92)	21	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029	EUR	6,100	6	(859)	(853)	0	(12)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	1,300	(18)	293	275	1	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	3,000	(132)	740	608	5	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	800	72	120	192	0	0
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049	2,700	11	720	731	0	(2)
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	400	48	(240)	(192)	0	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	1,000	171	(604)	(433)	1	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	1,600	11	59	70	0	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	2,700	0	4	4	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024	1,100	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024	1,000	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027	300	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027	400	0	0	0	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032	200	1	0	1	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032	800	3	0	3	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032	200	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032	500	0	(1)	(1)	0	0

$266	$1,012	$1,278	$101	$(160)

Total Swap Agreements	$349	$992	$1,341	$103	$(160)

(o)	Securities with an aggregate market value of $275 and cash of $3,699 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2023	$483	PEN	1,821	$1	$0
05/2023	PEN	1,822	$482	0	(1)
06/2023	TWD	2,007	66	0	(1)
BPS	05/2023	$197	AUD	295	0	0
05/2023	365	BRL	1,860	0	0
05/2023	50	EUR	46	0	0
06/2023	IDR	726,904	$48	0	0
06/2023	TWD	8,903	292	0	(3)
BRC	05/2023	$9	ZAR	167	0	0
CBK	04/2023	GBP	1,093	$1,304	0	(44)
04/2023	PEN	1,822	455	0	(28)
04/2023	$57	EUR	53	0	0
04/2023	93	GBP	76	1	0
04/2023	84	PEN	332	4	0
05/2023	PEN	225	$57	0	(3)
06/2023	IDR	375,975	25	0	0
DUB	04/2023	BRL	302	57	0	(3)
04/2023	$73	AUD	109	0	(1)
04/2023	59	BRL	302	0	0
04/2023	10,121	EUR	9,352	22	0
05/2023	EUR	9,352	$10,137	0	(21)
07/2023	$57	BRL	307	3	0
GLM	04/2023	BRL	7,823	$1,540	0	(4)
04/2023	$1,442	BRL	7,823	101	0

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

05/2023	440	PEN	1,760	26	0
06/2023	TWD	2,918	$96	0	(1)
JPM	05/2023	$16	ZAR	298	0	0
MBC	04/2023	EUR	490	$525	0	(7)
04/2023	GBP	55	66	0	(1)
04/2023	$746	EUR	697	10	0
04/2023	107	GBP	87	0	0
05/2023	JPY	32,100	$241	0	(2)
05/2023	$441	NOK	4,455	0	(15)
05/2023	14	ZAR	265	1	0
06/2023	IDR	4,073,483	$267	0	(4)
06/2023	$86	IDR	1,302,065	1	0
MYI	04/2023	BRL	7,523	$1,457	0	(28)
04/2023	$45	AUD	67	0	0
04/2023	1,481	BRL	7,523	4	0
04/2023	65	EUR	61	1	0
05/2023	JPY	12,800	$97	0	0
06/2023	$75	IDR	1,141,664	1	0
RBC	04/2023	1,214	GBP	985	1	0
05/2023	GBP	985	$1,214	0	(1)
05/2023	MXN	55	3	0	0
SCX	05/2023	$25	CHF	22	0	0
05/2023	269	JPY	35,000	0	(3)
06/2023	TWD	193	$6	0	0
06/2023	$187	IDR	2,856,462	3	0
TOR	04/2023	CAD	184	$136	0	(1)
04/2023	$47	CAD	63	0	0
05/2023	CAD	63	$46	0	0
UAG	04/2023	EUR	9,620	10,214	0	(219)
04/2023	$81	AUD	119	0	(1)
04/2023	89	CAD	121	1	0
05/2023	CAD	121	$89	0	(1)
05/2023	$39	ZAR	723	1	0
06/2023	3	IDR	44,919	0	0

Total Forward Foreign Currency Contracts	$182	$(393)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$103	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Eskom «	4.650%	Quarterly	06/30/2029	4.650%	$400	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$783	$(156)	$95	$0	$(61)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	597	(240)	172	0	(68)

$(396)	$267	$0	$(129)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	NDDUEAFE Index	65	4.780% (1-Month USD-LIBOR less a specified spread)	Monthly	05/10/2023	$464	$0	$(2)	$0	$(2)
MYI	Receive	NDDUEAFE Index	32	4.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	229	0	(1)	0	(1)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

Receive	NDDUEAFE Index	5,734	4.810% (1-Month USD-LIBOR less a specified spread)	Maturity	11/15/2023	31,911	0	8,411	8,411	0

							$0	$8,408	$8,411	$(3)

Total Swap Agreements							$(396)	$8,675	$8,411	$(132)

(q)

Securities with an aggregate market value of $504 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments					$0	$15,827	$4,000		$19,827
Corporate Bonds & Notes
Banking & Finance					0	9,591	0		9,591
Industrials					0	17,320	0		17,320
Utilities					0	2,539	0		2,539
Convertible Bonds & Notes
Industrials					0	312	0		312
Municipal Bonds & Notes
Puerto Rico					0	249	0		249
West Virginia					0	781	0		781
U.S. Government Agencies					0	39,201	0		39,201
Non-Agency Mortgage-Backed Securities					0	14,752	0		14,752
Asset-Backed Securities					0	5,442	1,433		6,875
Sovereign Issues					0	1,926	0		1,926
Common Stocks
Communication Services					118	0	0		118
Consumer Discretionary					89	0	63		152
Energy					0	0	17		17
Financials					268	0	840		1,108
Industrials					0	0	410		410
Rights
Financials					0	0	23		23
Warrants
Financials					0	0	25		25
Information Technology					0	0	712		712
Preferred Securities
Financials					0	3,400	0		3,400
Industrials					0	0	524		524
Real Estate Investment Trusts
Real Estate					189	0	0		189
Short-Term Instruments
Repurchase Agreements					0	19,253	0		19,253
Argentina Treasury Bills					0	132	0		132
U.S. Treasury Bills					0	828	0		828

Total Investments					$664	$131,553	$8,047		$140,264

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(662)	$0		$(662)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					633	103	0		736
Over the counter					0	8,593	0		8,593

					$633	$8,696	$0		$9,329
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(1,611)	(163)	0		(1,774)
Over the counter					0	(525)	0		(525)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	March 31, 2023 (Unaudited)

					$(1,611)		$(688)	$0	$(2,299)

Total Financial Derivative Instruments					$(978)		$8,008	$0	$7,030

Totals					$(314)		$138,899	$8,047	$146,632

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$6,807	$1,119	$(183)	$13	$(10)	$(141)	$212	$(3,817)	$4,000	$199
Corporate Bonds & Notes
Banking & Finance	1,226	0	(1,188)	0	88	(126)	0	0	0	0
Industrials	5,751	95	0	17	0	(460)	0	(5,403)	0	0
Asset-Backed Securities	3,532	0	(1,630)	0	(60)	(409)	0	0	1,433	(494)
Common Stocks
Consumer Discretionary	126	0	1	0	0	(64)	0	0	63	(64)
Energy	8	0	0	0	0	9	0	0	17	9
Financials	960	0	0	0	0	(120)	0	0	840	(120)
Industrials	372	20	0	0	0	18	0	0	410	19
Materials	23	0	(25)	0	25	(23)	0	0	0	0
Rights
Financials	17	0	0	0	0	6	0	0	23	6
Warrants
Financials	19	(1)	0	0	0	7	0	0	25	7
Industrials	72	0	(15)	0	15	(72)	0	0	0	0
Information Technology	1,120	0	0	0	0	(408)	0	0	712	(408)
Preferred Securities
Industrials	5,079	1	(5,229)	0	2,994	(2,321)	0	0	524	(160)

Totals	$25,112	$1,234	$(8,269)	$30	$3,052	$(4,104)	$212	$(9,220)	$8,047	$(1,006)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$794	Discounted Cash Flow			Discount Rate			8.410	—
		1,052	Indicative Market Quotation			Price			97.000	—
		1,942	Proxy Pricing			Base Price			99.000	—
		212	Third Party Vendor			Broker Quote			91.000	—
Asset-Backed Securities		1,433	Discounted Cash Flow			Discount Rate			10.000 - 13.500	11.706
Common Stocks
Consumer Discretionary		63	Adjusted Market Price			Adjustment Factor			10.000	—
Energy		17	Comparable Multiple			EBITDA Multiple		X	4.400	—
Financials		840	Indicative Market Quotation			Price			$22.250	—
Industrials		290	Discounted Cash Flow			Discount Rate			13.960	—
		80	Discounted Cash Flow/Comparable Multiple			Discount Rate/Revenue Multiple/EBITDA Multiple		%/X/X	10.000/0.550/6.000	—
		40	Indicative Market Quotation			Broker Quote			$3.000	—
Rights
Financials		23	Other Valuation Techniques(2)			-			-	—
Warrants
Financials		25	Other Valuation Techniques(2)			-			-	—
Information Technology		712	Comparable Multiple			EBITDA Multiple		X	4.500	—
Preferred Securities
Industrials		524	Discounted Cash Flow/Comparable Multiple			Discount Rate/Tbv Multiple		%/X	27.030/0.340	—

Total		$8,047

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets LLC
BYR	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CDI	Natixis Singapore	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.	ULO	UBS AG London
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CHF	Swiss Franc	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
BADLARPP	Argentina Badlar Floating Rate Notes	NDDUEAFE	MSCI EAFE Index	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	S&P 500	Standard & Poor's 500 Index	US0003M	ICE 3-Month USD LIBOR
LIBOR01M	1 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company